[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08346
MORGAN STANLEY EASTERN EUROPE FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31/04

Date of reporting period:	9/30/04

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Eastern Europe Fund, Inc.

2004 Third Quarter Report

September 30, 2004 (unaudited)

Portfolio of Investments

	Shares	Value (000)
COMMON STOCKS (98.2%) (Unless otherwise noted)
Canada (0.9%)
Oil & Gas
PetroKazakhstan, Inc., Class A	28,500	$977
Croatia (0.9%)
Pharmaceuticals
Pliva DD GDR (Registered)	65,113	977
Czech Republic (2.1%)
Health Care Equipment & Supplies
Zentiva NV	(a)105,500	2,388
Poland (11.8%)
Diversified Telecommunication Services
Telekomunikacja Polska SA	400,000	1,731
Telekomunikacja Polska SA GDR	1,678,100	7,266
		8,997
Food Products
ZM Duda SA	(a)119,818	4,501
		13,498
Russia (66.0%)
Beverages
Baltika Brewery	357,364	5,200
Commercial Banks
Sberbank RF	17,700	7,363
Diversified Telecommunication Services
Uralsvyazinform ADR	230,300	1,709
Integrated Oil & Gas
LUKOIL	142,300	4,411
LUKOIL ADR	2,100	260
OAO Gazprom ADR (Registered)	282,500	10,114
YUKOS ADR	551,560	8,800
		23,585
Metals & Mining
Highland Gold Mining Ltd.	251,668	1,117
MMC Norilsk Nickel ADR	51,965	3,321
Peter Hambro Mining plc	(a)71,705	589
		5,027
Oil & Gas Exploration & Production
Surgutneftegaz ADR	159,844	5,818
Surgutneftegaz ADR (Preferred)	406,500	19,512
		25,330
Wireless Telecommunication Services
Mobile Telesystems ADR	34,800	5,046
VolgaTelecom ADR	(a)300,000	1,761
		6,807
		75,021
Turkey (13.6%)
Commercial Services & Supplies
Efes Sinai Yatirim Holding AS, Class B	(a)903,051,800	3,843
Containers & Packaging
Anadolu Cam Sanayii AS	1,356,941,000	3,947
Industrial Conglomerates
Enka Insaat ve Sanayi AS	326,194,472	7,645
		15,435
Ukraine (2.9%)
Chemicals
Stirol Concern ADR	(a)41,250	1,205
Oil & Gas
Ukrnafta Oil Co. ADR	(a)27,950	2,155
		3,360
TOTAL COMMON STOCKS (Cost $96,799)		111,656

	Face Amount (000)
CORPORATE BOND (1.1%)
Russia (1.1%)
Diversified Telecommunication Services (1.1%)
MCSI Holding Ltd. (Secured Notes) 9.00%, 4/15/07 (Cost $1,294)	$ (b)1,486	1,263
SHORT-TERM INVESTMENT (0.5%)
United States (0.5%)
Repurchase Agreement
J.P. Morgan Securities,Inc.,1.60%, dated 9/30/04, due 10/1/04, repurchase price $594 (Cost $594)	(c)594	594
TOTAL INVESTMENTS + (99.8%) (Cost $98,687)		$113,513
OTHER ASSETS LESS LIABILITIES (0.2%)		195
TOTAL NET ASSETS (100.0%)		$113,708

Portfolio of Investments (cont’d)

(a)                                  Non-income producing.

(b)                                 Security was valued at fair value — At September 30, 2004, the Fund held $1,263,000 of fair valued securities, representing 1.1% of net assets.

(c)                                  The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

ADR                     American Depositary Receipt

GDR                       Global Depositary Receipt

+                                         At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $98,687,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $14,826,000 of which $20,587,000 related to appreciated securities and $5,761,000 related to depreciated securities.

SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY

CLASSIFICATION - SEPTEMBER 30, 2004

INDUSTRY	Value (000)	Percent of Net Assets
Oil & Gas Exploration & Production	$25,330	22.3%
Integrated Oil & Gas	23,585	20.7
Diversified Telecommunication Services	11,969	10.5
Industrial Conglomerates	7,645	6.7
Commercial Banks	7,363	6.5
Wireless Telecommunication Services	6,807	6.0
Beverages	5,200	4.6
Metals & Mining	5,027	4.4
Food Products	4,501	4.0
Containers & Packaging	3,947	3.5
Commercial Services & Supplies	3,843	3.4
Oil & Gas	3,132	2.7
Health Care Equipment & Supplies	2,388	2.1
Chemicals	1,205	1.0
Other	1,571	1.4
	$113,513	99.8%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Eastern Europe Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 19, 2004

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 19, 2004